Note 15 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes				To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2014:
Total capital (to risk-weighted assets)	$17,362	16.50%	>	$8,418	>	8.00%	>	$10,523	>	10.00%
Tier 1 capital (to risk-weighted assets)	16,187	15.38	>	4,209	>	4.00	>	6,314	>	6.00
Tier 1 capital (to average assets)	16,187	10.74	>	6,028	>	4.00	>	7,535	>	5.00
	Actual		For Capital Adequacy Purposes				To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
	(Dollars in Thousands)
As of December 31, 2013:
Total capital (to risk-weighted assets)	$16,344	18.75%	>	$6,972	>	8.00%	>	$8,715	>	10.00%
Tier 1 capital (to risk-weighted assets)	15,403	17.68	>	3,486	>	4.00	>	5,229	>	6.00
Tier 1 capital (to average assets)	15,403	12.70	>	4,850	>	4.00	>	6,062	>	5.00